INVENTORIES (Details Textual) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD
Production Related Impairments or Charges	CAD 0.0	CAD 1.9	$ 1.9	CAD 0.0
Finished Goods [Member]
Inventory Write-down	1.1	0.6
Raw Material [Member]
Inventory Write-down	CAD 0.6	CAD 0.2